MEEDER FUNDS®
6125 Memorial Drive
Dublin, Ohio 43017
(614) 766-7000

June 25, 2015

Ms. Deborah Skeens
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re:	Meeder Funds (Commission File Nos. 2-85378 and 811-3462) Post Effective Amendment to Registration Statement on Form N-1A

Dear Ms. Skeens:

On behalf of the Meeder Funds, a Massachusetts business trust (the "Trust"), I am filing Post-Effective Amendment No. 74 (the "Amendment") to the Trust's Registration Statement on Form N-1A with Exhibits under the Investment Company Act of 1940 (the "1940 Act") and Rule 485(a) under the Securities Act of 1933 (the "1933 Act").

On May 13, 2015, we discussed your comments and questions related to our April 16, 2015 filing.  Our response to your comments and questions is as follows:

Prospectus Comments

1.	All missing information, including exhibits, will be filed by amendment prior to the effective date of this Amendment.

2.	The ticker, FLDOX, has been updated in the EDGAR system.

3.	The cover page has been revised to reflect 11 funds rather than 10.

4.	We have added page numbers for each itemized section. In addition, the Table of Contents has been revised to list all main sections including "Past Performance of Private Accounts"

5.	The Fee Table on page 3 has been revised to include the Acquired Fund Fees and Expenses.

6.	The Fee Example on page 3 has been revised to remove the five and ten year expense information.

7.	Language has been added to the Fee Example on page 3 to clarify that the expenses will be the same whether a shareholder chooses to redeem or hold.

8.	Also on page 3, a brief description of Master Limited Partnerships (MLPs) has been added.

9.	We have revised the registration statement to consistently indicate that the fund will invest at least 80% in dividend equity paying securities.

10.	Language has been added on page 3 to indicate that with respect to the 80% test, the Fund looks through to the holdings of the underlying funds.

11.	On page 4, we have defined Meeder Asset Management, Inc. as the Adviser at the first reference to Adviser.

12.	The Fund will not invest in non US dollar denominated securities. Language has been added on page 3 to indicate this.

13.	On page 4, disclosure has been added to indicate that shareholders will be provided with a 60 notice if changes are made to the investment strategies of the Fund.

14.	On page 5, we have revised the Principal Risks to include disclosures for Closed-End Fund, Unit Investment Trust (UIT), Master Limited Partnership (MLP), Real Estate Investment Trust (REIT), and High-Yield Risks (Junk Bond).

15.	We have reviewed and considered the letter from Barry Miller to the ICI date July 30, 2010 regarding derivative disclosure. We believe our derivative disclosure is appropriate.

16.	All references to commodities risk have been deleted.

17.	On page 6, we have updated the Investment Team information to reflect the inception date of the Fund.

18.	On page 7, we have revised the language regarding defensive investments in fixed income securities to be consistent with other language in the prospectus.

19.	On page 11, we added language to the Option Strategies Risk disclosure to indicate that the potential risk of loss is unlimited.

20.	On page 13, we have deleted the asterisk following "Portfolio Managers" as there is no footnote.

21.	We have added "Past Performance of Private Accounts: Dividend and Growth" to the Table of Contents. In addition, we have the records to support the calculation of performance as required under 204-2(a)(16) of the Investment Advisers Act.

22.	On Page 14, in the "Purpose of Past Performance" section, language has been added to state that the private accounts are not registered with the Securities and Exchange Commission ("SEC").

23.	Performance of the Private Accounts was calculated using the Modified Dietz method net of maximum annual fees calculated on a quarterly basis. Accounts with significant cash flows, greater than 10%, were excluded from the composite for that period. On page 14, we have added language describing this.

24.	On page 15, we have added an Average Annual Total Returns table which includes the 1, 5, and 10 year returns.

25.	The performance for the Private Accounts is as of December 31st. We have added the date to the table on page 15 to make it clear.

26.	On page 23, in the "Additional Information About Redemptions" section, we added language to indicate the shareholder incurs market risk until the securities are disposed of.

27.	On page 24, in the last paragraph of the "Exchange Privilege " section the prospectus states "An exchange may be delayed briefly if redemption proceeds are not immediately available for purchase of the newly acquired shares." You have asked what the legal basis for this delay would be. This language is included because in the event a shareholder owns a significant portion of the Fund and requests an exchange, we may need time to sell equities to obtain the funds for such exchange. We believe this will not likely happen, but have included the language to protect us in the event it should ever happen.

28.	On page 26, we have added the paragraph regarding the Rule 12b-1 Plan which was inadvertently deleted from the draft prospectus.

Statement of Additional Information Comments

1.	On page 2, the reference to 10 funds has been changed to 11 funds.

2.	On page 2, we have defined "Funds".

3.	On page 3, we have revised the language regarding defensive investments in fixed income securities to be consistent with other language in the prospectus.

4.	The Fund will not concentrate in a particular industry or group of industries. Language has been added on page 17 to indicate as such.

5.	On page 21, language has been added to indicate that the release of nonpublic portfolio information is generally not provided to the disclosed parties until the information is at least five business days old.

6.	On page 21, language has been added to indicate the Fund does not have a portfolio turnover rate due to it being a new fund.

7.	The references to "Board" and "Trustee" have been revised to consistently use "Board" throughout the Statement of Additional Information.

8.	The Officers and Trustees charts which begin on page 38, have been updated to reflect Anthony D'Angelo is the Lead Trustee and Robert S. Meeder, Jr. is the Chairman of the Board.

9.	"Third Party Intermediaries" has been defined on page 33.

The Registrant acknowledges:

1.	Should the SEC or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2.	The action of the SEC or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3.	The Registrant may not assert this action as defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Thank you very much for your assistance with this filing. I would appreciate it if you would send a copy of any communication relating to this filing to my attention.  If you have any questions or need additional information, please call me at 614-760-2129.

Very truly yours,

/s/ Maggie Bull
Maggie Bull